Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

Operating lease commitments include the commitments under the lease agreements for the Group’s office premises. The Group leases its office facilities under non-cancelable operating leases with various expiration dates through 2018. For the year ended December 31, 2014, 2015 and 2016, lease expense was $14.9 million, $15.5 million and $14.4 million, respectively. Based on the current rental lease agreements, future minimum lease payments required as of December 31, 2016 was as follows:

Operating lease commitments	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
As of December 31, 2016:	$32,804	$7,217	$13,127	$12,460	$—

Purchase commitments mainly include minimum commitments for internet connection and marketing activities.

Purchase commitments as of December 31, 2016 was as follows:

Purchase commitments	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
As of December 31, 2016:	$227,247	$185,615	$41,517	$115	$—

There are uncertainties regarding the legal basis of the Group’s ability to operate an Internet business in China. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, the existing regulations are unclear as to which specific segments of these industries companies with foreign investors, including us, may operate. Therefore, the Group may be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

There are no claims, lawsuits, investigations or proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material impact on the Group’s financial position results of operations or cash flow.